ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of September 30,
	2023	2022
VAT payable	$3,165,668	$4,054,300
Other tax payables	40,654	93,282
Other	1,758,571	2,802,190
Total	$4,964,893	$6,949,772